Condensed Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020 [1]
Profit (loss) [abstract]
Interest and similar income	£ 2,355	£ 2,592
Interest expense and similar charges	(450)	(1,064)
Net interest income	1,905	1,528
Fee and commission income	305	380
Fee and commission expense	(154)	(180)
Net fee and commission income	151	200
Other operating income	135	100
Total operating income	2,191	1,828
Operating expenses before credit impairment losses, provisions and charges	(1,328)	(1,212)
Credit impairment losses	70	(364)
Provisions for other liabilities and charges	(190)	(64)
Total operating credit impairment losses, provisions and charges	(120)	(428)
Profit from continuing operations before tax	743	188
Tax on profit from continuing operations	(205)	(48)
Profit from continuing operations after tax	538	140
Profit/(loss) from discontinued operations after tax	24	(1)
Profit after tax	562	139
Attributable to:
Equity holders of the parent	545	128
Non-controlling interests	17	11
Profit after tax	£ 562	£ 139

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.